Morgan, Lewis & Bockius LLP
2020 K Street, NW
Washington, District of Columbia 20006-1806
Tel. 202.373.6000
Fax: 202.373.6001 www.morganlewis.com
W. John McGuire
+1.202.373.6799 wjmcguire@morganlewis.com

April 8, 2015

VIA EDGAR

U.S. Securities and Exchange Commission

100 F Street, NE

Washington, DC 20549

Re:	WisdomTree Trust (File Nos. 333-132380 and 811-21864)
Filing Pursuant to Rule 497(j)

Ladies and Gentlemen:

In accordance with Rule 497(j) under the Securities Act of 1933, as amended (the “Securities Act”), I hereby certify the following:

a.	the forms of Prospectus and Statement of Additional Information for the WisdomTree Japan Hedged Dividend Growth Fund, a separate series of WisdomTree Trust (the “Trust”), that would have been filed under paragraph (c) of Rule 497 under the Securities Act would not have differed from that contained in Post-Effective Amendment No. 398 to the Trust’s registration statement on Form N-1A (“PEA No. 398”); and

b.	the text of PEA No. 398 was filed with the Commission via EDGAR on April 1, 2015 and, pursuant to rule 485(b), went effective immediately.

Please do not hesitate to contact the undersigned at 202.373.6799 with any comments or questions you might have.

Sincerely,

/s/ W. John McGuire
W. John McGuire

Almaty Astana Beijing Boston Brussels Chicago Dallas Dubai Frankfurt Harrisburg Hartford Houston London Los Angeles Miami Moscow

New York Orange County Paris Philadelphia Pittsburgh Princeton San Francisco Santa Monica Silicon Valley Tokyo Washington Wilmington